UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31
Date of reporting period: December 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY
MARKET TRUST

WESTERN ASSET
NEW YORK MUNICIPAL
MONEY MARKET FUND

FORM N-Q
DECEMBER 31, 2008

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited)	December 31, 2008

Face Amount	Security	Value
SHORT-TERM INVESTMENTS — 98.8%
Education — 9.5%
$4,700,000	Board of Cooperative Educational Services, NY, Sole Supervisory District,
	RAN, 3.000% due 6/30/09	$4,721,446
25,000,000	Chemung County, NY, Industrial Development Agency, Civic Facilities
	Revenue, Elmira College Project, LOC-JPMorgan Chase, 1.370%, 1/2/09 (a)	25,000,000
5,045,000	Dutchess County, NY, IDA, Marist College, LOC-Bank of New York,
	1.000%, 1/2/09 (a)	5,045,000
3,850,000	Monroe County, NY, Industrial Development Agency, Civic Facility
	Revenue, Monroe Community College, LOC-JPMorgan Chase, 1.100%,
	1/2/09 (a)	3,850,000
	New York City, NY:
1,600,000	Capital Resources Corp. Revenue, Loan Enhanced Assistance, LOC-
	Bank of America, 1.100%, 1/2/09 (a)	1,600,000
1,200,000	GO, Subordinated, FSA, SPA-Dexia Credit Local, 1.150%, 1/2/09 (a)	1,200,000
7,680,000	Industrial Development Agency, Civic Facility Revenue, Refunding &
	Improvements Touro College, LOC-JPMorgan Chase, 0.650%, 1/7/09 (a)	7,680,000
	New York State Dormitory Authority Revenue:
	Cornell University:
4,385,000	SPA-HSBC Bank USA N.A., 0.950%, 1/2/09 (a)	4,385,000
15,500,000	SPA-JPMorgan Chase, 0.900%, 1/2/09 (a)	15,500,000
30,000,000	TECP, 1.750% due 1/8/09	30,000,000
4,900,000	Culinary Institute of America, LOC-TD Banknorth N.A., 1.100%, 1/2/09 (a)	4,900,000
	Non-State Supported Debt:
4,000,000	College of New Rochelle, LOC-RBS Citizens NA, 1.100%, 1/2/09 (a)	4,000,000
1,950,000	Culinary Institute of America, XLCA, LOC-TD Banknorth N.A.,
	1.100%, 1/2/09 (a)	1,950,000
5,340,000	D' Youville College, LOC-Keybank N.A., 1.650%, 1/2/09 (a)	5,340,000
8,000,000	Fordham University, LOC-Allied Irish Bank PLC, 0.550%, 1/7/09 (a)	8,000,000
5,700,000	Long Island University, LOC-RBS Citizens NA, 1.250%, 1/2/09 (a)(b)	5,700,000
5,000,000	Rockefeller University, 0.800%, 1/2/09 (a)	5,000,000
8,000,000	St. Lawrence University, LOC-Citizens Bank, 1.050%, 1/2/09 (a)	8,000,000
22,200,000	University of Rochester, LOC-JPMorgan Chase, 0.750%, 1/7/09 (a)	22,200,000
1,525,000	Oxford University Press Inc., LOC-Landesbank Hessen-Thuringen,
	0.650%, 1/7/09 (a)	1,525,000
11,970,000	Rockefeller University, 0.800%, 1/2/09 (a)	11,970,000
	State Supported Debt:
11,500,000	City University of New York, LOC-TD Bank N.A., 1.170%, 1/2/09 (a)	11,500,000
2,985,000	Cornell University, SPA-HSBC Bank USA N.A., 0.950%, 1/2/09 (a)	2,985,000
3,000,000	University of Rochester, LOC-JPMorgan Chase, 1.050%, 1/2/09 (a)	3,000,000
3,395,000	Wagner College, LOC-Morgan Guarantee Trust, 0.650%, 1/7/09 (a)	3,395,000
4,685,000	Niagara County, NY, Industrial Development Agency, Civic Facilities
	Revenue, Student Housing Village Corp., LOC-RBS Citizens Bank N.A.,
	1.100%, 1/2/09 (a)	4,685,000
3,240,000	Onondaga County, NY, Industrial Development Agency, Civic Facility
	Revenue, Syracuse University Project, LOC-JPMorgan Chase, 0.600%,
	1/7/09 (a)	3,240,000
7,000,000	Ontario County, NY, Industrial Development Agency, Civic Facility Revenue,
	Finger Lakes, LOC-Citizens Bank, 1.100%, 1/2/09 (a)	7,000,000

See Notes to Schedules of Investments.

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face Amount	Security	Value
Education — 9.5% (continued)
$500,000	Puerto Rico Industrial, Tourist Educational, Medical & Environmental
	Pollution Control Facilities Financing Authority, Ana G Mendez
	University Systems Project, LOC-Banco Santander PR, 0.750%, 1/7/09 (a)	$500,000
600,000	Syracuse, NY, Industrial Development Agency, Civic Facility Revenue,
	Syracuse University Project, LOC-JPMorgan Chase, 1.050%, 1/2/09 (a)	600,000
	Tompkins County, NY, Industrial Development Agency Revenue, Civic
	Facility, Cornell University, SPA-JPMorgan Chase:
7,000,000	0.950%, 1/2/09 (a)	7,000,000
7,800,000	1.050%, 1/2/09 (a)	7,800,000
16,000,000	Troy, NY, IDA, Civic Facility Revenue, Rensselaer Polytechnic Institute,
	LOC-Bank of America N.A., 0.800%, 1/2/09 (a)	16,000,000
	Total Education	245,271,446
Finance — 4.8%
	New York City, NY, TFA:
	Future Tax Secured:
	Revenue:
4,200,000	LIQ-Landesbank Baden-Wurttemberg, 0.650%, 1/7/09 (a)	4,200,000
9,915,000	SPA-Bank of Nova Scotia, 0.650%, 1/7/09 (a)	9,915,000
1,110,000	SPA-JPMorgan Chase, 0.650%, 1/7/09 (a)	1,110,000
1,085,000	SPA-Landesbank Baden-Wurttemberg, 1.050%, 1/2/09 (a)	1,085,000
1,100,000	SPA-Dexia Credit Local, 1.450%, 1/7/09 (a)	1,100,000
4,100,000	Subordinated, SPA-Landesbank Hessen-Thuringen, 1.050%, 1/2/09(a)	4,100,000
	New York City Recovery Project Revenue:
9,000,000	SPA-Landesbank Baden-Wurttemberg, 1.050%, 1/2/09 (a)	9,000,000
	Subordinated:
3,035,000	LIQ-Bayerische Landesbank, 1.050%, 1/2/09 (a)	3,035,000
1,500,000	LIQ-Dexia, 1.150%, 1/2/09 (a)	1,500,000
500,000	LIQ-JPMorgan Chase, 1.150%, 1/2/09 (a)	500,000
17,415,000	LIQ-Landesbank Hessen-Thuringen, 0.700%, 1/7/09 (a)	17,415,000
11,105,000	Revenue, Subordinated, LIQ-Lloyds TSB Bank, 0.650%, 1/7/09 (a)	11,105,000
	New York State LGAC:
13,140,000	FSA, GO of Corp., SPA-JPMorgan Chase, 1.850%, 1/7/09 (a)	13,140,000
13,600,000	LOC-Bank of Nova Scotia, 0.700%, 1/7/09 (a)	13,600,000
6,300,000	LOC-Societe Generale, 1.200%, 1/7/09 (a)	6,300,000
23,425,000	Refunding, Subordinated, FSA, 1.750%, 1/7/09 (a)	23,425,000
3,000,000	Senior Lien, 5.000% due 4/1/09	3,021,557
	Total Finance	123,551,557
General Obligation — 17.6%
6,765,000	Brockport, NY, CSD, GO, BAN, 2.750% due 6/26/09	6,790,434
6,032,600	Clinton County, NY, GO, BAN, 2.500% due 7/17/09	6,058,386
22,500,000	Commonwealth of Puerto Rico, GO, Refunding, Public Improvements, FSA,
	SPA-Dexia Credit Local, 1.300%, 1/2/09 (a)	22,500,000
11,090,000	Delhi, NY, CSD, GO, BAN, 2.500% due 6/19/09	11,123,536
5,000,000	East Ramapao, NY, CSD, GO, RAN, 2.500% due 6/30/09	5,016,135
8,850,000	Gates Chili, NY, CSD, GO, BAN, 2.500% due 6/25/09	8,870,745
7,475,000	Groton, NY, CSD, GO, BAN, 2.500% due 6/10/09	7,498,995
11,500,000	Hampton Bays, NY, GO, Union Free School District, TAN, 3.000% due
	6/24/09	11,564,460
9,500,000	Hilton, NY, CSD, GO, BAN, 2.250% due 6/18/09	9,520,472
14,500,000	Hoosic Valley, NY, CSD, GO, BAN, 2.500% due 6/25/09	14,543,409

See Notes to Schedules of Investments.

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face Amount	Security	Value
General Obligation — 17.6% (continued)
$9,995,000	Hudson City School District, NY, GO, BAN, 3.000% due 6/30/09	$10,043,036
11,000,000	Liverpool, NY, CSD, GO, RAN, 2.500% due 7/9/09	11,042,833
6,500,000	Mattituck-Cutchogue, NY, Union Free School District, GO, TAN, 2.500%
	due 6/25/09	6,520,364
7,534,864	Mineola, NY, Union Free School District, GO, BAN, 2.500% due 6/30/09	7,562,800
12,795,000	Monroe County, NY, GO, 3.000% due 6/1/09	12,857,168
	Nassau County, NY, GO:
50,000,000	RAN, 3.000% due 4/15/09	50,187,864
50,000,000	TAN, 2.500% due 9/30/09	50,604,539
7,000,000	New Rochelle, NY, City School District, GO, BAN, 2.250% due 4/24/09	7,016,281
	New York City, NY:
1,000,000	LOC-Bank of New York, 1.050%, 1/2/09 (a)	1,000,000
600,000	LOC-Bank of Nova Scotia, 0.650%, 1/7/09 (a)	600,000
1,400,000	LOC-Morgan Guaranty Trust, 0.700%, 1/7/09 (a)	1,400,000
	GO:
4,745,000	6.750% due 2/1/09	4,765,774
13,080,000	FSA, SPA-State Street Bank & Trust Co., 1.250%, 1/2/09 (a)	13,080,000
4,000,000	LOC-Allied Irish Bank PLC, 1.050%, 1/2/09 (a)	4,000,000
1,000,000	LOC-Bayerische Landesbank, 0.650%, 1/7/09 (a)	1,000,000
	LOC-JPMorgan Chase:
400,000	0.830%, 1/2/09 (a)	400,000
700,000	1.050%, 1/2/09 (a)	700,000
5,900,000	LOC-Landesbank Hessen-Thuringen, 1.100%, 1/2/09 (a)	5,900,000
	LOC-Morgan Guaranty Trust:
300,000	0.830%, 1/2/09 (a)	300,000
100,000	0.830%, 1/2/09 (a)	100,000
800,000	1.050%, 1/2/09 (a)	800,000
10,150,000	LOC-Royal Bank of Scotland, 1.050%, 1/2/09 (a)	10,150,000
7,100,000	SPA-KBC Bank NV, 0.750%, 1/2/09 (a)	7,100,000
	Subordinated:
	LOC-Bank of America:
3,900,000	1.300%, 1/2/09 (a)	3,900,000
13,000,000	0.750%, 1/7/09 (a)	13,000,000
12,200,000	LOC-Bank of New York, 0.690%, 1/7/09 (a)	12,200,000
900,000	LOC-BNP Paribas, 0.610%, 1/7/09 (a)	900,000
500,000	LOC-Dexia Credit Local, 1.300%, 1/2/09 (a)	500,000
	LOC-JPMorgan Chase:
1,100,000	0.830%, 1/2/09 (a)	1,100,000
300,000	1.050%, 1/2/09 (a)	300,000
2,100,000	0.650%, 1/7/09 (a)	2,100,000
800,000	0.650%, 1/7/09 (a)	800,000
7,450,000	LOC-KBC Bank N.V., 0.950%, 1/2/09 (a)	7,450,000
10,325,000	LOC-Royal Bank of Scotland, 0.850%, 1/2/09 (a)	10,325,000
1,300,000	MBIA, SPA-Wachovia Bank, 2.000%, 1/2/09 (a)	1,300,000
1,200,000	TFA, Future Tax Secured, SPA-JPMorgan Chase, 0.700%, 1/7/09 (a)	1,200,000
7,000,000	Niskayuna, NY, CSD, GO, BAN, 2.250% due 4/30/09	7,016,701
8,880,000	Orange County, NY, GO, BAN, 2.250% due 7/10/09	8,891,265
8,700,000	Plainedge, NY, Union Free School District, GO, TAN, 2.500% due 6/30/09	8,725,521
9,100,000	Port Jervis, NY, City School District, GO, BAN, 2.500% due 6/30/09	9,137,321
31,100,000	Puerto Rico Commonwealth, GO, Public Improvement, LOC-Wachovia Bank
	N.A., 0.800%, 1/2/09 (a)	31,100,000
8,000,000	Roslyn, NY, Union Free School District, GO, TAN, 3.000% due 6/26/09	8,052,994
9,480,000	Vestal, NY, GO, BAN, 2.500% due 5/22/09	9,501,381
8,021,900	Victor, NY, CSD, GO, BAN, 2.500% due 7/15/09	8,054,560
	Total General Obligation	456,171,974

See Notes to Schedules of Investments.

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face Amount	Security	Value
Hospitals — 6.7%
	Albany, NY, Industrial Development Agency, Civic Facility Revenue:
$3,940,000	Albany Medical Center Hospital Project, LOC-Citizens Bank N.A.,
	1.250%, 1/2/09 (a)	$3,940,000
5,390,000	Albany Medical Center Hospital Project, LOC-Bank of America N.A.,
	1.250%, 1/2/09 (a)	5,390,000
2,905,000	Albany Medical Center Project, LOC-Bank of America N.A., 1.250%,
	1/2/09 (a)	2,905,000
1,920,000	Albany Medical Center Hospital, LOC-Bank of America N.A., 1.250%,
	1/2/09 (a)	1,920,000
7,600,000	Cohoes, NY, Industrial Development Agency, Urban Cultural Park Facility
	Revenue, Eddy Cohoes Project, LOC-Bank of America N.A., 1.000%,
	1/2/09 (a)	7,600,000
2,115,000	Nassau County, NY, IDA, Continuing Care Retirement, Amsterdam at
	Harborside, LOC-LaSalle Bank N.A., 0.700%, 1/7/09 (a)	2,115,000
	Nassau Health Care Corp.:
20,485,000	Refunding, FSA, SPA-Dexia Credit Local, 5.500%, 1/2/09 (a)	20,485,000
16,400,000	Subordinated, FSA, SPA-Dexia Credit Local, 4.000%, 1/2/09 (a)	16,400,000
	New York City, NY:
	Capital Resources Corp. Revenue, Loan Enhanced Assistance:
7,900,000	LOC-Bank of America, 1.100%, 1/2/09 (a)	7,900,000
6,000,000	LOC-Bank of America N.A., 1.100%, 1/2/09 (a)	6,000,000
7,700,000	Health & Hospital Corp. Revenue, HHC Capital Corp., LOC-TD Bank
	N.A., 0.600%, 1/7/09 (a)	7,700,000
	New York State Dormitory Authority Revenue:
14,750,000	Mental Health Facilities Improvement, FSA, SPA-Dexia Credit Local,
	5.000%, 1/2/09 (a)	14,750,000
33,140,000	Mental Health Services Facilities, FSA, SPA-Dexia Credit Local,
	4.000%, 1/2/09 (a)	33,140,000
10,200,000	Mental Health Services, Subordinated, FSA, SPA-Dexia Credit Local,
	3.500%, 1/2/09 (a)	10,200,000
2,470,000	Non-State Supported Debt, Catholic Health System, LOC-HSBC Bank
	USA N.A., 1.120%, 1/2/09 (a)	2,470,000
7,110,000	Oneida County, NY, Industrial Development Agency, Civic Facility Revenue,
	Saint Elizabeth Medical Center Facility, LOC-HSBC Bank, 1.100%,
	1/2/09 (a)	7,110,000
8,200,000	Riverhead, NY, IDA Revenue, Central Suffolk Hospital Project B,
	LOC-HSBC Bank, 1.120%, 1/2/09 (a)	8,200,000
14,600,000	Tompkins County, NY, Industrial Development Agency Revenue, Civic
	Facility, Ithacare Center Co., LOC-Bank of America N.A., 1.300%,
	1/2/09 (a)	14,600,000
	Total Hospitals	172,825,000
Housing: Multi-Family — 15.1%
	New York City, NY, HDC:
	MFH Revenue:
3,490,000	Mtg-33 West Tremont Avenue, LOC-HSBC Bank USA N.A.,
	0.700%, 1/7/09 (a)(c)	3,490,000
7,840,000	Peter Cintron Apartments, LOC-KeyBank N.A., 0.700%, 1/7/09
	(a)(c)	7,840,000
79,400,000	Mortgage Revenue, Queens Family Courthouse Apartment, LOC-
	Citibank N.A., 0.750%, 1/7/09 (a)(c)	79,400,000
	Multi-Family Mortgage Revenue:
5,800,000	550 East 170th Street Apartments, LOC-Citibank N.A., 0.700%,
	1/7/09 (a)(c)	5,800,000
28,200,000	Beekman Tower, LOC-Royal Bank of Scotland, 0.600%, 1/7/09 (a)	28,200,000
17,300,000	Boricua Village Apartments, LOC-Citibank N.A., 0.750%, 1/7/09
	(a)(c)	17,300,000
7,200,000	Target V Apartments, LOC-Citibank N.A., 0.800%, 1/7/09 (a)(c)	7,200,000
7,600,000	The Plaza, LOC-Citibank N.A., 0.700%, 1/7/09 (a)(c)	7,600,000
	Multi-Family Revenue:

See Notes to Schedules of Investments.

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face Amount	Security	Value
Housing: Multi-Family — 15.1% (continued)
$5,000,000	941 Hoe Avenue Apartments, LOC-Key Bank N.A., 0.700%, 1/7/09
	(a)(c)	$5,000,000
6,400,000	Mortgage Reverend Ruben Diaz, LOC-Bank of America N.A.,
	0.700%, 1/7/09 (a)(c)	6,400,000
	New York State HFA, Revenue:
10,400,000	360 West 43, FNMA, LIQ-FNMA, 0.700%, 1/7/09 (a)(c)	10,400,000
21,300,000	Victory Housing, LIQ-FHLMC, 0.750%, 1/7/09 (a)(c)	21,300,000
	New York State Housing Finance Agency:
1,400,000	Historic Front Street, LOC-Bank of New York, 0.700%, 1/7/09 (a)	1,400,000
	Revenue:
	350 West 43rd Street:
17,400,000	Housing, Landesbank Hessen-Thuringen, 0.920%, 1/7/09 (a)(c)	17,400,000
4,550,000	LOC-Landesbank Hessen-Thuringen, 1.020%, 1/7/09 (a)(c)	4,550,000
2,400,000	455 West 37th Street, LOC-Landsbank Hessen-Thuringen, 0.820%,
	1/7/09 (a)(c)	2,400,000
27,000,000	600 West 42nd Street, LOC-Bank of New York, 0.750%, 1/7/09
	(a)(c)	27,000,000
27,500,000	88 Leonard Street Housing, LOC-Landesbank Hessen-Thuringen,
	0.600%, 1/7/09 (a)	27,500,000
4,000,000	Clinton Green North LLC, LIQ-FHLMC, 0.700%, 1/7/09 (a)(c)	4,000,000
16,900,000	LIQ-FHLMC, 0.900%, 1/7/09 (a)(c)	16,900,000
5,700,000	Normandie Court I Project, LOC-Landesbank Hessen-Thuringen
	Girozentrale, 0.650%, 1/7/09 (a)	5,700,000
6,300,000	Ocean Park Apartments Housing, LIQ-FNMA, 0.900%, 1/7/09 (a)(c)	6,300,000
9,500,000	Riverdale Avenue Apartments, LOC-Bank of America N.A.,
	1.150%, 1/6/09 (a)	9,500,000
12,275,000	Tribeca Green Housing LLC, LOC-Landesbank Hessen-Thuringen,
	0.700%, 1/7/09 (a)	12,275,000
2,400,000	West 17th Street Housing, LOC-Landesbank Baden-Wurttemberg,
	0.820%, 1/7/09 (a)(c)	2,400,000
19,025,000	Service Contract Revenue, LOC-BNP Paribas, 0.650%, 1/7/09 (a)	19,025,000
	New York, NY, HDC:
200,000	MFH, Revenue, 90 West St., LIQ-FNMA, 0.600%, 1/7/09 (a)	200,000
9,200,000	Mortgage Revenue, The Crest, LOC-Landessbank Hessen-Thuringen,
	0.950%, 1/7/09 (a)	9,200,000
6,035,000	Multi Family Revenue, Aldus St. Apartments, LOC-Keybank N.A.,
	0.700%, 1/7/09 (a)(c)	6,035,000
7,200,000	Residential Montefiore, LOC-JPMorgan Chase, 0.650%, 1/7/09 (a)	7,200,000
11,555,000	Watervliet, NY, Housing Authority Revenue, Refunding, Beltrone Senior
	Living, LOC-Citizens Bank N.A., 1.100%, 1/2/09 (a)	11,555,000
	Total Housing: Multi-Family	390,470,000
Housing: Single Family — 7.1%
	New York State Housing Finance Agency:
	Revenue:
61,300,000	188 Ludlow Street Housing, LOC-Landesbank Hessen-Thuringen,
	0.750%, 1/7/09 (a)(c)	61,300,000
30,000,000	505 West 37th St., LOC-Landesbank Hessen-Thuringen, 0.800%,
	1/7/09 (a)(c)	30,000,000
9,400,000	Baisley Park Gardens, LOC-Citibank N.A., 0.820%, 1/7/09 (a)	9,400,000
13,300,000	Victory Housing, Credit Enhanced by FNMA, 0.700%, 1/7/09 (a)(c)	13,300,000
	Service Contract Revenue, Refunding:
15,400,000	LOC-Dexia Credit Local, 1.900%, 1/7/09 (a)	15,400,000
2,500,000	LOC-Landesbank Hessen-Thuringen, 0.700%, 1/7/09 (a)	2,500,000
19,000,000	LOC-State Street Bank & Trust Co., 0.650%, 1/7/09 (a)	19,000,000
	New York State Mortgage Agency Revenue, Homeowner Mortgage, SPA-Dexia
	Credit Local:

See Notes to Schedules of Investments.

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face Amount	Security	Value
Housing: Single Family — 7.1% (continued)
$5,000,000	1.150%, 1/2/09 (a)(c)	$5,000,000
3,000,000	2.000%, 1/2/09 (a)(c)	3,000,000
25,250,000	3.000%, 1/7/09 (a)(c)	25,250,000
	Total Housing: Single Family	184,150,000
Industrial Development — 5.2%
	Albany, NY, Industrial Development Agency, Civic Facility Revenue:
4,000,000	Living Residential Corporation Project, LOC-HSBC Bank USA N.A.,
	1.100%, 1/2/09 (a)	4,000,000
7,345,000	Teresian House, LOC-Citizens Bank N.A., 1.100%, 1/2/09 (a)	7,345,000
6,145,000	Chautauqua County, NY, Industrial Development Agency, Civic Facility
	Revenue, JCC Development Corp. Project, LOC-Citizens Bank N.A.,
	1.480%, 1/2/09 (a)	6,145,000
5,585,000	Delaware County, NY, Industrial Development Agency, Civic Facility
	Revenue, Delaware Valley Hospital Project, LOC-HSBC Bank USA
	N.A., 1.120%, 1/2/09 (a)	5,585,000
1,970,000	Lancaster, NY, IDA, IDR, Sealing Devices Inc. Facility, LOC-HSBC Bank
	USA N.A., 1.500%, 1/2/09 (a)(c)	1,970,000
2,325,000	Liberty, NY, Development Corp. Revenue, 377 Greenwich LLC, LOC-Wells
	Fargo Bank N.A., 0.950%, 1/2/09 (a)	2,325,000
	Monroe County, NY:
6,650,000	IDA Revenue, Margaret Woodbury Strong, LOC-JPMorgan Chase,
	1.000%, 1/2/09 (a)	6,650,000
2,400,000	Industrial Development Agency, Civic Facility Revenue, Continuing
	Development Services Inc. Project, LOC-Citizens Bank N.A.,
	1.100%, 1/2/09 (a)	2,400,000
	New York City, NY, Industrial Development Agency, Civic Facility Revenue:
6,815,000	Auditory/Oral School Project, LOC-Wachovia Bank N.A., 2.650%,
	1/2/09 (a)	6,815,000
6,000,000	Grace Church School Project, LOC-Wachovia Bank, 3.450%, 1/2/09 (a)	6,000,000
6,635,000	New York Congregational Nursing, LOC-HSBC Bank USA, 1.120%,
	1/2/09 (a)	6,635,000
4,440,000	Refunding and Improvement, 07 All Stars Project, LOC-JPMorgan
	Chase, 1.270%, 1/2/09 (a)	4,440,000
	New York City, NY, IDA:
14,400,000	1 Bryant Park LLC, Series B, LOC-Bank of America NA, Bank of New
	York, GIC-Bayerische Landesbank, 0.950%, 1/2/09 (a)	14,400,000
1,540,000	IDR, PS Bibbs Inc., LOC-JPMorgan Chase, 1.400%, 1/2/09 (a)(c)	1,540,000
4,300,000	Revenue, Children's Oncology Society, LOC-Bank of New York,
	0.650%, 1/7/09 (a)	4,300,000
	New York State Urban Development Corp.:
10,100,000	SVC Contract, LOC-TD Banknorth N.A., 0.950%, 1/2/09 (a)	10,100,000
8,500,000	Revenue, SVC Contract, SPA-JPMorgan Chase, 1.750%, 1/2/09 (a)	8,500,000
	Oneida County, NY, Industrial Development Agency, Civic Facility Revenue:
4,930,000	Eastern Star Hall & Home, LOC-Citizens Bank N.A., 1.250%, 1/2/09 (a)	4,930,000
3,895,000	Mohawk Valley, St. Lukes, LOC-Bank of America N.A., 1.200%, 1/2/09
	(a)	3,895,000
7,050,000	Onondaga County, NY, Industrial Development Agency, Civic Facility
	Revenue, Syracuse Home Association Project, LOC-HSBC Bank USA
	N.A., 1.120%, 1/2/09 (a)	7,050,000
630,000	Ontario County, NY, IDA, IDR, Dixit Enterprises, LOC-HSBC Bank USA
	N.A., 1.150%, 1/2/09 (a)(b)(c)	630,000
9,295,000	Rensselaer County, NY, IDA Revenue, Hawthorne Ridge Project, LOC-Royal
	Bank of Scotland, 1.000%, 1/2/09 (a)	9,295,000

See Notes to Schedules of Investments.

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face Amount	Security	Value
Industrial Development — 5.2% (continued)
$3,000,000	Riverhead, NY, IDA, Civic Facility Revenue, Central Suffolk Hospital
	Project, LOC-HSBC Bank USA N.A., 1.120%, 1/2/09 (a)	$3,000,000
2,110,000	Suffolk County, NY, IDA, IDR, Third Project Wolf Family, LOC-HSBC
	Bank USA N.A., 1.150%, 1/2/09 (a)(c)	2,110,000
4,365,000	Westchester County, NY, IDA, Boys & Girls Club Project, LOC-Bank of
	New York, 0.700%, 1/7/09 (a)(b)	4,365,000
	Total Industrial Development	134,425,000
Life Care Systems — 0.7%
17,275,000	New York State Dormitory Authority Revenue, Catholic Health System
	Obligation, LOC-HSBC Bank USA, 1.120%, 1/2/09 (a)	17,275,000
Miscellaneous — 2.5%
41,575,000	New York City, NY, LIQ-Wachovia Bank N.A., 0.800%, 1/2/09 (a)	41,575,000
12,550,000	New York State LGAC, SPA-Royal Bank of Canada, 0.800%, 1/7/09 (a)	12,550,000
12,000,000	State of New York, LOC-Dexia Credit Local, 3.500% due 1/21/09 (d)	12,000,000
	Total Miscellaneous	66,125,000
Pollution Control — 1.7%
13,500,000	New York State Energy Research & Development Authority, PCR, New York
	State Electric & Gas Corp., LOC-Wells Fargo Bank N.A., 0.650%, 1/7/09 (a)	13,500,000
31,600,000	New York State Enviromental Facilities Corp., TECP, 0.600% due 1/12/09	31,600,000
	Total Pollution Control	45,100,000
Pre-Refunded — 3.0%
	Nassau County, NY, Tobacco Settlement Corp.:
2,255,000	6.250% due 7/15/09 (e)	2,333,285
6,245,000	6.300% due 7/15/09 (e)	6,463,443
40,000,000	Asset Backed, 6.600% due 7/15/09 (e)	41,413,947
10,000,000	Triborough Bridge & Tunnel Authority Revenue, General Purpose, 5.500%
	due 1/1/09 (e)	10,000,000
17,000,000	TSASC Inc., NY, 6.250% due 7/15/09 (e)	17,570,643
	Total Pre-Refunded	77,781,318
Public Facilities — 4.1%
	New York City, NY, Trust for Cultural Resources Revenue:
	American Museum of Natural History, SPA-Bank of America N.A.:
14,000,000	0.950%, 1/2/09 (a)	14,000,000
900,000	1.150%, 1/2/09 (a)	900,000
18,050,000	American Museum, SPA-Wachovia Bank N.A., 1.970%, 1/2/09 (a)	18,050,000
11,375,000	Asia Society, LOC-JPMorgan Chase, 1.450%, 1/2/09 (a)	11,375,000
	Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A.:
8,300,000	0.950%, 1/2/09 (a)	8,300,000
44,500,000	1.300%, 1/2/09 (a)	44,500,000
6,195,000	Pierpont Morgan Library, LOC-JPMorgan Chase, 0.900%, 1/2/09 (a)	6,195,000
1,928,000	New York State Dormitory Authority Revenue, Metropolitan Museum of Art,
	0.550%, 1/7/09 (a)	1,928,000
1,970,000	New York, NY, TFA, Subordinated LIQ-Lloyds TSB Bank PLC, 0.700%,
	1/7/09 (a)	1,970,000
	Total Public Facilities	107,218,000
Tax Allocation — 1.6%
	Commonwealth of Puerto Rico:
4,100,000	FSA, SPA-Dexia Credit Local, 4.000%, 1/2/09 (a)	4,100,000
10,000,000	TRAN, LOC-Bank of Nova Scotia, 3.000% due 7/30/09	10,076,795
	Nassau County, NY, Interim Finance Authority, Sales Tax Secured:

See Notes to Schedules of Investments.

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face Amount	Security	Value
Tax Allocation — 1.6% (continued)
$17,000,000	SPA-BNP Paribas, 0.600%, 1/7/09 (a)	$17,000,000
10,900,000	SPA-KBC Bank N.V., 0.700%, 1/7/09 (a)	10,900,000
400,000	New York, NY, LOC-JPMorgan Chase, 1.050%, 1/2/09 (a)	400,000
	Total Tax Allocation	42,476,795
Transportation — 8.0%
4,855,000	Albany County, NY, Airport Authority Revenue, Refunding, LOC-Bank of
	America N.A., 1.350%, 1/2/09 (a)(c)	4,855,000
	MTA, NY:
10,100,000	Dedicated Tax Fund, LOC-Lloyds TSB Bank PLC, 1.050%, 1/2/09 (a)	10,100,000
	Revenue:
41,090,000	Subordinated, LOC-Fortis Bank NY, 1.750%, 1/2/09 (a)	41,090,000
5,300,000	Transportation, LOC-Landesbank Hessen-Thuringen, 1.150%, 1/2/09(a)	5,300,000
	TECP:
18,500,000	1.300% due 2/5/09	18,500,000
40,000,000	1.250% due 2/25/09	40,000,000
	MTA, TECP:
4,000,000	1.000% due 1/7/09	4,000,000
8,800,000	1.250% due 2/24/09	8,800,000
	Triborough Bridge & Tunnel Authority, NY, Revenue, Refunding:
39,010,000	Gem Subordinated, SPA-Bank of America, 1.050%, 1/2/09 (a)	39,010,000
12,000,000	MTA Bridges Tunnels, FSA, SPA-JPMorgan Chase, 2.000%, 1/7/09 (a)	12,000,000
11,800,000	SPA-ABN AMRO Bank N.V., 0.750%, 1/2/09 (a)	11,800,000
12,725,000	Subordinated, SPA-Landesbank Baden-Wurttemberg, 1.200%, 1/2/09 (a)	12,725,000
	Total Transportation	208,180,000
Utilities — 5.6%
10,000,000	Long Island, NY, Power Authority, Electric System Revenue, FSA,
	SPA-Dexia, 3.250%, 1/2/09 (a)	10,000,000
	Long Island Power Authority, NY, Electric System Revenue:
	FSA, SPA-Dexia Credit Local:
15,300,000	3.500%, 1/2/09 (a)	15,300,000
4,300,000	1.650%, 1/7/09 (a)	4,300,000
3,440,000	General, FSA, 3.000%, 1/7/09 (a)	3,440,000
1,300,000	FSA, LOC-Dexia Credit Local, 2.200%, 1/7/09 (a)	1,300,000
	Subordinated:
1,900,000	LOC-Bayerische Landesbank, 1.100%, 1/2/09 (a)	1,900,000
9,300,000	LOC-JPMorgan Chase, Landesbank Baden-Wurttemberg, 0.700%, 1/7/09 (a)	9,300,000
	New York State Power Authority, TECP:
9,560,000	0.650% due 1/8/09	9,560,000
8,113,000	0.470% due 1/12/09	8,113,000
32,000,000	0.820% due 1/13/09	32,000,000
15,000,000	0.670% due 1/14/09	15,000,000
10,000,000	0.700% due 1/14/09	10,000,000
8,408,000	0.500% due 1/15/09	8,408,000
15,800,000	1.750% due 2/3/09	15,800,000
	Total Utilities	144,421,000
Water & Sewer — 5.6%
9,700,000	Buffalo, NY, Municipal Water Finance Authority, Water Systems Revenue,
	LOC-JPMorgan Chase, 0.630%, 1/7/09 (a)	9,700,000
	New York City, NY:
	MFA Water & Sewer System Revenue, Second General Resolution:
	Fiscal 2008, SPA-Fortis Bank SA:
9,800,000	0.800%, 1/2/09 (a)	9,800,000
16,250,000	1.100%, 1/2/09 (a)	16,250,000

See Notes to Schedules of Investments.

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face Amount	Security	Value
Water & Sewer — 5.6% (continued)
$200,000	1.250%, 1/2/09 (a)	$200,000
3,555,000	SPA-Bank of Nova Scotia, 0.950%, 1/2/09 (a)	3,555,000
3,900,000	SPA-Dexia Credit Local, 1.300%, 1/2/09 (a)	3,900,000
25,000,000	New York City Municipal Water Authority, TECP, 1.180% due 2/10/09	25,000,000
	Municipal Water Finance Authority:
49,050,000	SPA-Dexia Credit Local, 1.620%, 1/2/09 (a)	49,050,000
	Water & Sewer System Revenue:
1,650,000	Second Generation Resolution, SPA-Bank of Nova Scotia, 1.450%, 1/2/09 (a)	1,650,000
4,100,000	SPA-Bank of America N.A., 0.950%, 1/2/09 (a)	4,100,000
800,000	SPA-Bayerische Landesbank, 0.970%, 1/2/09 (a)	800,000
18,120,000	SPA-Lloyds TSB Bank PLC, 1.050%, 1/2/09 (a)	18,120,000
545,000	Subordinated, SPA-Dexia Credit Local, 2.500%, 1/2/09 (a)	545,000
2,400,000	Suffolk County, NY, Water Authority, BAN, SPA-Bank of Nova Scotia,
	0.600%, 1/7/09 (a)	2,400,000
	Total Water & Sewer	145,070,000
	TOTAL INVESTMENTS — 98.8% (Cost — $2,560,512,090#)	2,560,512,090
	Other Assets in Excess of Liabilities — 1.2%	30,993,874

	TOTAL NET ASSETS — 100.0%	$2,591,505,964

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").

(d)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.

(e)

Pre-Refunded bonds are escrowed with U. S. government obligations and/or U. S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

	BAN -	Bond Anticipation Notes

	CSD -	Central School District

	FHLMC -	Federal Home Loan Mortgage Corporation

	FNMA -	Federal National Mortgage Association

	FSA -	Financial Security Assurance - Insured Bonds

	GIC -	Guaranteed Investment Contract

	GO -	General Obligation

	HDC -	Housing Development Corporation

	HFA -	Housing Finance Authority

	IDA -	Industrial Development Authority

	IDR -	Industrial Development Revenue

	LGAC -	Local Government Assistance Corporation

	LIQ -	Liquidity Facility

	LOC -	Letter of Credit

	MBIA -	Municipal Bond Investors Assurance Corporation - Insured Bonds

	MFA -	Municipal Finance Authority

	MFH -	Multi-Family Housing

	MTA -	Metropolitan Transportation Authority

	PCR -	Pollution Control Revenue

	RAN -	Revenue Anticipation Notes

	SPA -	Standby Bond Purchase Agreement - Insured Bonds

	TAN -	Tax Anticipation Notes

	TECP -	Tax Exempt Commercial Paper

	TFA -	Transitional Finance Authority

	TRAN -	Tax and Revenue Anticipation Notes

	XLCA -	XL Capital Assurance Inc. - Insured Bonds

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2008

Ratings Table*

S&P/Moody's/Fitch**
A-1	60.0%
VMIG1	22.1
NR	7.0
AAA/Aaa	5.5
SP-1	4.3
A	0.4
MIG1	0.3
F-1	0.2
AA/Aa	0.2
Total	100.0%

*As a percentage of total investments.
** S&P primary rating; Moody’s secondary, then Fitch.
See pages 11 and 12 for definitions of ratings.

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to payi nterest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset New York Municipal Money Market Fund (the "Fund") is a separate non-diversified investment series of the Legg Mason Partners Money Market Trust (the "Trust"). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The fair value of these securities may be different than the amortized cost value reported in the Schedule of Investments for the Fund. As of the date of this report, the fund continued to meet the requirements of Rule 2a-7 that permit the Fund to utilize amortized cost to value its securities.

Effective April 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	December 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$2,560,512,090	—	$2,560,512,090	—

Total	$2,560,512,090	—	$2,560,512,090	—

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(c) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 26, 2009

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: February 26, 2009